united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares			Fair Value
	MUTUAL FUNDS - 89.0%
	DEBT FUND- 89.0%
3,903,859	BlackRock High Yield Portfolio		$29,708,368
4,854,369	Dreyfus High Yield Fund		29,611,651
7,079,646	Eaton Vance Income Fund of Boston		39,433,628
6,308,170	Goldman Sachs High Yield Floating Rate Fund		60,495,346
16,109,307	MainStay MacKay High Yield Corporate Bond Fund		90,051,024
5,197,505	TIAA-CREF High Yield Fund		49,584,200
4,426,024	Transamerica High Yield Bond		40,011,257
	TOTAL MUTUAL FUNDS (Cost - $342,839,568)		338,895,474
Principal
	U.S. GOVERNMENT OBLIGATIONS - 8.7%
$10,000,000	United States Treasury Bill, 1.850% due 8/9/2018 #		9,980,816
2,500,000	United States Treasury Bill, 1.910% due 9/13/2018 #		2,493,546
9,000,000	United States Treasury Bill, 2.010% due 11/8/2018 #		8,951,981
7,000,000	United States Treasury Note, 2.070% due 3/28/2019 #		6,886,366
5,000,000	United States Treasury Note, 2.275% due 6/20/2019 #		4,890,055
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $33,208,971)		33,202,764
Shares
	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
6,407,237	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.70% *		6,407,237
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,407,237)

	TOTAL INVESTMENTS - 99.4% (Cost - $382,455,776) (a)		$378,505,475
	OTHER ASSETS LESS LIABILITIES - 0.6%		2,298,226
	NET ASSETS - 100.0%		$380,803,701

# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $382,377,699 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:

		Unrealized appreciation:	$81,372
		Unrealized depreciation:	(3,953,596)
		Net unrealized depreciation	$(3,872,224)

FUTURE CONTRACTS
			Number of	Expiration	Notional/	Unrealized
Description		Counterparty	Contracts	Date	Value	Appreciation
Long
5-Year US Treasury Note Future		Wells Fargo	528	9/28/2018	$59,989,776	$(24,530)

TOTAL RETURN SWAPS
		Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Received/(Paid)	Date	Contracts	Amount	Appreciation (Depreciation)
Long
iShares iBoxx USD High Yield	Goldman Sachs	0.32325%	3/13/2019	321,733	$27,643,299	$(270,256)
iShares iBoxx USD High Yield	Goldman Sachs	0.32325%	5/30/2019	116,618	10,019,819	(97,959)
iShares iBoxx USD High Yield	JP Morgan	(0.41637)%	11/21/2018	282,642	24,329,823	(282,642)
						$(650,857)

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares			Fair Value
	COMMON STOCK - 49.2%
	AIRLINES - 0.3%
1,701	SkyWest, Inc.		$88,282

	APPAREL - 0.3%
5,081	Crocs, Inc. *		89,476

	AUTO PARTS & EQUIPMENT - 1.3%
955	Aptiv PLC		87,507
1,917	Douglas Dynamics, Inc.		92,016
501	Lear Corp.		93,091
4,244	Meritor, Inc. *		87,299
			359,913
	BEVERAGES - 0.3%
318	Boston Beer Co., Inc. *		95,305

	BUILDING MATERIALS - 0.4%
5,262	Builders FirstSource, Inc. *		96,242

	CHEMICALS - 0.7%
3,245	Huntsman Corp.		94,754
5,131	Tronox Ltd.		100,978
			195,732
	COAL - 0.3%
6,782	SunCoke Energy, Inc. *		90,879

	COMMERCIAL SERVICES - 2.0%
954	Insperity, Inc.		90,869
2,622	Kforce, Inc.		89,935
1,443	Korn/Ferry International		89,365
602	Medifast, Inc.		96,416
478	S&P Global, Inc.		97,459
959	Weight Watchers International, Inc. *		96,955
			560,999
	COMPUTERS - 2.9%
6,430	Agilysys, Inc. *		99,665
745	EPAM Systems, Inc.		92,626
1,569	Fortinet, Inc. *		97,953
3,924	HP, Inc.		89,036
1,813	Insight Enterprises, Inc. *		88,710
1,250	NetApp, Inc.		98,163
1,598	Seagate Technology PLC		90,239
2,802	Syntel, Inc. *		89,916
1,290	Varonis Systems, Inc. *		96,105
			842,413
	DISTRIBUTION/WHOLESALE - 0.7%
2,134	G-III Apparel Group Ltd. *		94,750
9,717	Nexeo Solutions, Inc. *		88,716
			183,466
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
879	Evercore, Inc.		92,691
12,678	GAIN Capital Holdings, Inc.		95,719
355	Lazard Ltd		17,363
1,585	Lazard Ltd		77,522
1,459	LPL Financial Holdings, Inc.		95,623
464	Mastercard, Inc.		91,185
1,745	Noah Holdings Ltd * - ADR		91,002
22,412	Ocwen Financial Corp. *		88,752
3,288	Oppenheimer Holdings, Inc.		92,064
			741,921
	ELECTRONICS - 1.3%
3,015	Benchmark Electronics, Inc.		87,887
3,510	Jabil, Inc.		97,087
4,690	Sparton Corp. *		89,063
2,479	Vishay Precision Group, Inc. *		94,574
			368,611
	ENERGY-ALTERNATE SOURCES - 0.3%
6,924	JinkoSolar Holding Co. Ltd. * - ADR		95,343

	FOOD - 0.3%
2,117	United Natural Foods, Inc. *		90,311

	HEALTHCARE-PRODUCTS - 2.3%
276	Align Technology, Inc. *		94,431
978	Haemonetics Corp. *		87,707
331	ICU Medical, Inc. *		97,198
1,499	Integer Holdings Corp. *		96,910
3,104	Novocure, Ltd. *		97,155
3,170	STAAR Surgical Co. *		98,270
1,716	Surmodics, Inc. *		94,723
			666,394
	HEALTHCARE-SERVICES - 4.2%
789	Centene Corp. *		97,213
281	Chemed Corp.		90,429
522	Cigna Corp.		88,714
5,820	Civitas Solutions, Inc. *		95,448
2,374	Ensign Group, Inc.		85,037
925	HCA Healthcare, Inc.		94,905
303	Humana, Inc.		90,182
731	ICON PLC *		96,879
898	IQVIA Holdings, Inc.*		89,638
994	Magellan Health, Inc. *		95,374
2,227	Medpace Holdings, Inc. *		95,761
2,653	Tenet Healthcare Corp. *		89,061
2,374	Triple-S Management Corp. *		92,728
			1,201,369
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	COMMON STOCK (Continued) - 49.2%
	HOME BUILDERS - 0.4%
6,836	Beazer Homes USA, Inc. *		$100,831

	INSURANCE - 1.0%
1,891	Hartford Financial Services Group, Inc.		96,687
1,022	Prudential Financial, Inc.		95,567
2,757	Universal Insurance Holdings, Inc.		96,771
			289,025
	INTERNET - 3.3%
57	Amazon.com, Inc. *		96,889
8,179	Attunity Ltd. *		94,958
2,562	Blucora, Inc. *		94,794
1,177	CDW Corp.		95,090
20,735	Groupon, Inc. *		89,160
2,185	Mimecast Ltd. *		90,044
441	Palo Alto Networks, Inc. *		90,612
3,400	TechTarget, Inc. *		96,560
2,781	XO Group, Inc. *		88,992
2,821	Yandex NV *		101,274
			938,373
	IRON/STEEL - 0.3%
2,720	Ternium SA - ADR		94,710

	LODGING - 0.3%
585	Wynn Resorts Ltd.		97,894

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,304	Oshkosh Corp.		91,697

	MINING - 1.0%
2,135	Alcoa Corp. *		100,089
9,197	Constellium NV *		94,729
14,704	Gold Resource Corp.		96,899
			291,717
	MISCELLANEOUS MANUFACTURING - 0.3%
3,713	Harsco Corp. *		82,057

	OFFICE FURNISHINGS - 0.3%
4,345	Knoll, Inc.		90,419

	OFFICE BUSINESS EQUIPMENT - 0.3%
637	Zebra Technologies Corp. *		91,250

	OIL & GAS - 4.7%
1,500	Continental Resources, Inc. *		97,140
2,592	CVR Energy, Inc.		95,878
4,441	CVR Refining LP		99,256
4,910	Geopark Ltd. *		101,342
11,831	Lonestar Resources US, Inc. *		99,854
2,940	Murphy Oil Corp.		99,284
1,146	Murphy USA, Inc. *		85,136
35,069	Northern Oil and Gas, Inc. *		110,467
2,290	PBF Energy, Inc.		96,020
1,576	PDC Energy, Inc. *		95,269
1,131	Penn Virginia Corp. *		96,011
3,950	Sunoco LP		98,592
1,833	Whiting Petroleum Corp. *		96,636
3,591	WildHorse Resource Development Corp. *		91,068
			1,361,953
	OIL & GAS SERVICES - 0.9%
21,057	Profire Energy, Inc. *		71,173
10,145	Superior Energy Services, Inc. *		98,812
22,674	TETRA Technologies, Inc. *		100,899
			270,884
	PHARMACEUTICALS - 2.0%
1,074	AmerisourceBergen Corp.		91,580
1,784	Herbalife Nutrition Ltd. *		95,836
671	McKesson Corp.		89,511
823	USANA Health Sciences, Inc. *		94,892
4,173	Valeant Pharmaceuticals International, Inc. *		96,981
1,075	Zoetis, Inc.		91,579
			560,379
	PIPELINES - 0.7%
7,676	NGL Energy Partners LP		95,950
4,014	Plains GP Holdings LP		95,975
			191,925
	REAL ESTATE - 0.4%
2,069	CBRE Group, Inc. *		98,774

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	COMMON STOCK (Continued) - 49.2%
	RETAIL - 5.1%
4,139	American Eagle Outfitters, Inc.		$96,232
1,344	Asbury Automotive Group, Inc. *		92,131
604	Burlington Stores, Inc. *		90,920
3,772	Cato Corp.		92,867
11,469	Container Store Group, Inc. *		96,454
895	Five Below, Inc. *		87,450
1,321	Kohl's Corp.		96,301
715	Lululemon Athletica, Inc. *		89,268
1,832	Movado Group, Inc.		88,486
17,978	New York & Co., Inc. *		92,047
2,954	Shoe Carnival, Inc.		95,857
3,659	Tailored Brands, Inc.		93,378
1,182	Tractor Supply Co.		90,411
2,063	Urban Outfitters, Inc. *		91,907
6,512	Vera Bradley, Inc. *		91,428
3,419	Zumiez, Inc. *		85,646
			1,470,783
	SEMICONDUCTORS - 2.2%
2,603	Entegris, Inc.		88,242
3,990	Kulicke & Soffa Industries, Inc.		95,042
1,151	Mellanox Technologies Ltd. *		97,029
1,833	Micron Technology, Inc. *		96,123
2,438	Nanometrics, Inc. *		86,330
374	NVIDIA Corp.		88,601
1,596	QUALCOMM, Inc.		89,568
			640,935
	SOFTWARE - 3.3%
378	Adobe Systems, Inc. *		92,160
8,084	Allscripts Healthcare Solutions, Inc. *		97,008
2,647	Altair Engineering, Inc. *		90,474
18,894	Avid Technology, Inc. *		98,249
2,892	Computer Programs & Systems, Inc.		95,147
15,329	Glu Mobile, Inc. *		98,259
448	Intuit, Inc.		91,529
4,513	LivePerson, Inc. *		95,224
4,122	Simulations Plus, Inc.		91,715
1,120	Synopsys, Inc. *		95,838
			945,603
	TELECOMMUNICATIONS - 0.3%
26,421	Ceragon Networks Ltd. *		94,323

	TRANSPORTATION - 1.6%
5,810	Genco Shipping & Trading Ltd. *		90,055
26,421	Safe Bulkers, Inc. *		89,831
6,435	Star Bulk Carriers Corp. *		82,754
3,471	Universal Logistics Holdings, Inc.		91,114
9,530	YRC Worldwide, Inc. *		95,776
			449,530
	TRUCKING & LEASING - 0.3%
6,585	Fly Leasing Ltd. * - ADR		92,783

	TOTAL COMMON STOCK (Cost - $13,962,795)		14,112,501

	EXCHANGE TRADED FUNDS - 30.6%
	EQUITY FUNDS - 30.6%
32,436	SPDR S&P 500 ETF Trust +		8,799,238
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,838,257)
Principal
	U.S. GOVERNMENT OBLIGATIONS - 8.9%
$1,200,000	United States Treasury Bill, 2.085% due 1/3/2019 #		1,187,512
1,400,000	United States Treasury Bill, 2.020% due 2/28/2019 #		1,380,084
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,570,646)		2,567,596
Shares
	SHORT-TERM INVESTMENT - 9.9%
	MONEY MARKET FUND - 9.9%
2,832,381	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 1.77% + **		2,832,381
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,832,381)

	TOTAL INVESTMENTS - 98.6% (Cost - $27,204,079) (a)		$28,311,716
	SECURITIES SOLD SHORT - (24.2) % (Proceeds - $7,019,523) (a)		(6,950,646)
	OTHER ASSETS LESS LIABILITIES - 25.6%		7,350,059
	NET ASSETS - 100.0%		$28,711,129

	SECURITIES SOLD SHORT - (24.2) %
	AGRICULTURE - (0.5) %
2,546	Yext, Inc. *		$49,240
1,956	Tejon Ranch Co. *		47,531
729	Universal Corp.		48,150
			144,921
	AIRLINES - (0.3) %
2,777	Azul SA * - ADR		45,432
9,180	Controladora Vuela Cia de Aviacion SAB de CV * - ADR		46,634
			92,066
	AUTO MANUFACTURERS - (0.4) %
2,965	REV Group, Inc.		50,435
146	Tesla, Inc. *		50,071
			100,506
	AUTO PARTS & EQUIPMENT - (0.2) %
2,343	Superior Industries International, Inc.		41,940

	BANKS - (0.6) %
719	Banco Macro SA - ADR		42,270
1,035	Bancolombia SA - ADR		49,452
3,423	BBVA Banco Frances SA - ADR		42,308
3,887	Grupo Supervielle SA - ADR		41,124
			175,154
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (24.2) %
	BIOTECHNOLOGY - (1.4) %
8,488	ChromaDex Corp. *		$31,491
4,769	Clearside Biomedical, Inc. *		50,981
3,457	Cymabay Therapeutics, Inc. *		46,393
3,119	Endocyte, Inc. *		43,042
3,598	Innoviva, Inc. *		49,652
1,369	Medicines Co. *		50,242
2,602	Omeros Corp. *		47,200
13,732	Pacific Biosciences of California, Inc. *		48,749
1,779	PolarityTE, Inc. *		41,878
			409,628
	BUILDING MATERIALS - (0.3) %
3,056	Caesarstone, Ltd.		46,146
3,969	Loma Negra Cia Industrial Argentina SA * - ADR		40,722
			86,868
	CHEMICALS - (0.2) %
12,794	Aceto Corp.		42,860
3,316	Codexis, Inc. *		47,750
11,310	Intrepid Potash, Inc. *		46,371
			136,981
	COMMERCIAL SERVICES - (0.5) %
1,631	ABM Industries, Inc.		47,593
6,355	Tarena International, Inc. - ADR		48,107
2,232	Team, Inc. *		51,559
			147,259
	COMPUTERS - (0.4) %
3,777	Diebold Nixdorf, Inc.		45,135
1,358	ForeScout Technologies, Inc. *		46,525
5,635	KeyW Holding Corp. *		49,250
			140,910
	COSMETICS/PERSONAL CARE - (0.3) %
3,136	Coty, Inc.		44,218
981	Edgewell Personal Care Co. *		49,501
			93,719
	DIVERSIFIED FINANCIAL SERVICES - (0.7) %
1,293	Encore Capital Group, Inc. *		47,324
1,341	Enova International, Inc.		49,014
1,664	Pagseguro Digital Ltd.		46,176
1,258	PRA Group, Inc.		48,496
			191,010
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.3) %
589	Universal Display Corp.		50,654
1,092	Vicor Corp. *		47,557
			98,211
	ELECTRONICS - (0.2) %
316	Coherent, Inc. *		49,429

	ENERGY-ALTERNATIVE SOURCES - (0.2) %
1,499	Cheniere Energy Partners LP Holdings LLC		47,144

	ENGINEERING & CONSTRUCTION - (0.2) %
309	Grupo Aeroportuario del Sureste SAB de CV - ADR		49,180

	ENVIRONMENTAL CONTROL - (0.3) %
15,045	Aqua Metals, Inc. *		43,330
21,617	Hudson Technologies, Inc. *		43,450
			86,780
	FOOD - (0.5) %
15,092	Blue Apron Holdings, Inc. *		50,558
1,169	Campbell Soup Co.		47,391
477	Sanderson Farms, Inc.		50,157
			148,106
	HEALTHCARE-PRODUCTS - (0.5) %
6,903	GenMark Diagnostics, Inc. *		44,041
2,154	Tandem Diabetes Care, Inc. *		47,431
6,587	ViewRay, Inc. *		45,582
			137,054
	HEALTHCARE-SERVICES - (0.1) %
11,247	Community Health Systems, Inc. *		37,340

	HOME BUILDERS - (0.2) %
2,357	Taylor Morrison Home Corp. *		48,979

	HOME FURNISHINGS - (0.2) %
1,516	Universal Electronics, Inc. *		50,104

	HOUSEWARES - (0.2) %
1,726	Newell Brands, Inc.		44,514

	INSURANCE - (0.2) %
5,428	MBIA, Inc. *		49,069

	INTERNET - (2.1) %
1,932	Bitauto Holdings Ltd. * - ADR		45,943
1,224	Carvana Co. *		50,918
9,312	FTD Cos, Inc. *		43,208
3,887	Internap Corp. *		40,503
1,382	iQIYI, Inc. * - ADR		44,639
979	Okta, Inc. *		49,312
3,725	QuinStreet, Inc. *		47,308
3,734	Snap, Inc. *		48,878
4,166	Sogou, Inc. * - ADR		47,617
499	Trade Desk, Inc. *		46,806
10,145	Trivago NV * - ADR		46,058
5,508	Tuniu Corp. * - ADR		46,653
4,120	Vipshop Holdings Ltd. * - ADR		44,702
			602,545
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (24.2) %
	INVESTMENT COMPANIES - (0.2) %
2,225	B. Riley Financial, Inc.		$50,174

	LEISURE TIME - (0.2) %
1,915	Camping World Holdings, Inc.		47,837

	LODGING- (0.2) %
993	Wyndham Destinations, Inc.		43,960

	MACHINERY-DIVERSIFIED - (0.4) %
2,276	Ichor Holdings Ltd. *		48,297
1,152	Pentair PLC		48,476
			96,773
	MEDIA - (1.1) %
1,333	DISH Network Corp. *		44,802
3,465	EW Scripps Co.		46,396
18,395	Global Eagle Entertainment, Inc. *		46,355
2,723	Gray Television, Inc. *		43,023
589	Liberty Broadband Corp. *		44,599
1,356	Liberty Media Corp-Liberty Formula One *		50,348
949	Meredith Corp.		48,399
			323,922
	METAL FABRICATE/HARDWARE - (0.2) %
1,325	CIRCOR International, Inc.		48,972

	MINING - (0.5) %
11,016	Novagold Resources, Inc. *		49,021
5,230	Osisko Gold Royalties Ltd.		49,528
8,443	Smart Sand, Inc. *		44,832
			143,381
	MISCELLANEOUS MANUFACTURING - (0.2) %
9,061	LSB Industries, Inc. *		48,023

	OIL & GAS - (1.0) %
9,101	Chesapeake Energy Corp. *		47,689
5,417	Energy XXI Gulf Coast, Inc. *		47,886
7,553	Ensco PLC		54,835
11,497	Halcon Resources Corp. *		50,472
9,094	Lilis Energy, Inc. *		47,289
11,497	Sanchez Energy Corp. *		51,966
			300,137
	OIL & GAS SERVICES - (0.7) %
5,374	CARBO Ceramics, Inc. *		49,280
13,861	Flotek Industries, Inc. *		44,771
6,691	Frank's International NV		52,190
3,428	Solaris Oilfield Infrastructure, Inc. *		48,986
			195,227
	PHARMACEUTICALS - (2.1) %
2,525	Aclaris Therapeutics, Inc. *		50,424
664	Aerie Pharmaceuticals, Inc. *		44,853
4,715	Dermira, Inc. *		43,378
1,402	Dova Pharmaceuticals, Inc. *		41,948
1,383	Dr Reddy's Laboratories Ltd. - ADR		44,533
1,498	Hutchison China MediTech Ltd. * - ADR		45,150
2,594	Mallinckrodt PLC *		48,404
6,466	Marinus Pharmaceuticals, Inc. *		45,715
12,965	Nabriva Therapeutics PLC *		45,118
6,517	Ocular Therapeutix, Inc. *		43,990
1,490	Pacira Pharmaceuticals, Inc. *		47,755
1,293	Prestige Brands Holdings, Inc. *		49,625
7,075	TherapeuticsMD, Inc. *		44,148
			595,041
	PIPELINES - (0.8) %
2,568	Antero Midstream GP LP		48,433
723	Cheniere Energy, Inc. *		47,132
1,995	NuStar Energy LP		45,187
1,897	TC PipeLines LP		49,227
5,789	Tellurian, Inc. *		48,164
			238,143
	REITS - (0.3) %
2,597	Apollo Commercial Real Estate Finance, Inc.		47,473
4,177	Ellington Residential Mortgage REIT		45,529
			93,002
	RETAIL - (0.8) %
916	Floor & Decor Holdings, Inc. *		45,186
6,373	Francesca's Holdings Corp. *		48,116
885	Papa John's International, Inc.		44,887
1,834	PetIQ, Inc. *		49,261
4,894	Zoe's Kitchen, Inc. *		47,765
			235,215
	SEMICONDUCTORS - (1.0) %
4,002	Aquantia Corp. *		46,343
1,241	Cirrus Logic, Inc. *		47,568
2,164	Impinj, Inc. *		47,846
2,069	MACOM Technology Solutions Holdings, Inc. *		47,670
3,062	MaxLinear, Inc. *		47,737
3,014	Ultra Clean Holdings, Inc. *		50,032
			287,196
	SOFTWARE - (1.3) %
3,069	Bilibili, Inc. * - ADR		42,935
3,597	Cloudera, Inc. *		49,063
1,456	Dropbox, Inc. *		47,204
931	MongoDB, Inc. *		46,206
10,909	Remark Holdings, Inc. *		42,654
3,215	Sea Ltd. * - ADR		48,225
1,797	Smartsheet, Inc. *		46,668
3,532	TiVo Corp.		47,505
			370,460
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (24.2) %
	TELECOMMUNICATIONS - (1.3) %
1,431	Acacia Communications, Inc. *		$49,813
2,787	Casa Systems, Inc. *		45,512
1,080	GCI Liberty, Inc. *		48,686
1,202	GDS Holdings Ltd. * - ADR		48,188
8,111	HC2 Holdings, Inc. *		47,449
996	Maxar Technologies Ltd.		50,318
2,850	Quantenna Communications, Inc. *		44,289
3,972	Switch, Inc.		48,339
			382,594
	TOYS/GAMES/HOBBIES - (0.2) %
2,834	Mattel, Inc.		46,534

	TRANSPORTATION - (0.7) %
4,220	BEST, Inc. * - ADR		51,568
10,349	DHT Holdings, Inc.		48,537
1,267	Knight-Swift Transportation Holdings, Inc.		48,412
16,413	Scorpio Tankers, Inc.		46,121
			194,638

	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,019,523)		$6,950,646

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short is $20,235,538 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$1,936,737
		Unrealized depreciation:	(811,205)
		Net unrealized appreciation	$1,125,532

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future Sep 2018			Goldman Sachs	105	9/21/2018	$14,288,400	$(286,068)

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	2.57325%	6/20/2019	93,968	$10,285,925	$(419,805)
GS Client Global Stock Long Basket 2 ***	Goldman Sachs	USD	2.58363%	7/24/2019	94,906	10,299,788	(124,805)
							$(544,610)
Short
Chromadex Corp.	Goldman Sachs	USD	(1.74000)%	7/30/2019	4,086	$15,500	$341
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	1.47325%	6/20/2019	92,399	10,152,710	373,987
GS Client Global Stock Short Basket 2 ***	Goldman Sachs	USD	1.48363%	7/24/2019	93,879	10,307,623	105,613
JP Morgan U.S. Short Index Basket ***	JP Morgan	USD	1.61000%	5/21/2019	65,941	7,248,591	154,658
RESONANT, Inc.	Goldman Sachs	USD	(4.64000)%	7/30/2019	8,111	48,243	2,497
							$637,096

*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares			Fair Value
	COMMON STOCK - 49.8%
	AIRLINES - 0.3%
1,145	Skywest, Inc.		$59,425

	APPAREL - 0.3%
3,422	Crocs, Inc. *		60,261

	AUTO PARTS & EQUIPMENT - 1.3%
643	Aptiv PLC		58,918
1,291	Douglas Dynamics, Inc.		61,968
337	Lear Corp.		62,618
2,857	Meritor, Inc. *		58,768
			242,272
	BEVERAGES - 0.3%
214	Boston Beer Co., Inc. *		64,136

	BUILDING MATERIALS - 0.3%
3,543	Builders FirstSource, Inc. *		64,801

	CHEMICALS - 0.7%
2,185	Huntsman Corp.		63,802
3,455	Tronox Ltd.		67,994
			131,796
	COAL - 0.3%
4,566	SunCoke Energy, Inc. *		61,184

	COMMERCIAL SERVICES - 2.0%
643	Insperity, Inc.		61,246
1,765	Kforce, Inc.		60,539
972	Korn/Ferry International		60,196
405	Medifast, Inc.		64,865
321	S&P Global, Inc.		65,449
645	Weight Watchers International, Inc. *		65,209
			377,504
	COMPUTERS - 3.0%
4,330	Agilysys, Inc. *		67,115
503	EPAM Systems, Inc. *		62,538
1,056	Fortinet, Inc. *		65,926
2,642	HP, Inc.		59,947
1,221	Insight Enterprises, Inc. *		59,744
842	NetApp, Inc.		66,122
1,076	Seagate Technology PLC		60,762
1,887	Syntel, Inc. *		60,554
868	Varonis Systems, Inc. *		64,666
			567,374
	DISTRIBUTION/WHOLESALE - 0.7%
1,437	G-III Apparel Group Ltd. *		63,803
6,542	Nexeo Solutions, Inc. *		59,728
			123,531
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
592	Evercore, Inc.		62,426
8,536	GAIN Capital Holdings, Inc.		64,447
161	Lazard Ltd.		7,875
1,145	Lazard Ltd.		56,002
982	LPL Financial Holdings, Inc.		64,360
312	Mastercard, Inc.		61,314
1,175	Noah Holdings Ltd. * - ADR		61,276
15,091	Ocwen Financial Corp. *		59,760
2,215	Oppenheimer Holdings, Inc.		62,020
			499,480
	ELECTRONICS - 1.3%
2,030	Benchmark Electronics, Inc.		59,174
2,363	Jabil, Inc.		65,361
3,158	Sparton Corp. *		59,970
1,669	Vishay Precision Group, Inc. *		63,672
			248,177
	ENERGY-ALTERNATE SOURCES - 0.4%
4,662	JinkoSolar Holding Co. Ltd. * - ADR		64,196

	FOOD - 0.3%
1,425	United Natural Foods, Inc. *		60,791

	HEALTHCARE-PRODUCTS - 2.4%
186	Align Technology, Inc. *		63,638
659	Haemonetics Corp. *		59,099
223	ICU Medical, Inc. *		65,484
1,009	Integer Holdings Corp. *		65,232
2,090	Novocure Ltd. *		65,417
2,134	STAAR Surgical Co. *		66,154
1,156	Surmodics, Inc. *		63,811
			448,835
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	COMMON STOCK (Continued) - 49.8%
	HEALTHCARE-SERVICES - 4.2%
532	Centene Corp. *		$65,548
189	Chemed Corp.		60,822
351	Cigna Corp.		59,652
3,919	Civitas Solutions, Inc. *		64,272
1,599	Ensign Group, Inc.		57,276
624	HCA Healthcare, Inc.		64,022
204	Humana, Inc.		60,717
492	ICON PLC *		65,205
605	IQVIA Holdings, Inc. *		60,391
669	Magellan Health, Inc. *		64,191
1,499	Medpace Holdings, Inc. *		64,457
1,787	Tenet Healthcare Corp. *		59,990
1,598	Triple-S Management Corp. *		62,418
			808,961
	HOME BUILDERS - 0.4%
4,603	Beazer Homes USA, Inc. *		67,894

	INSURANCE - 1.0%
1,273	Hartford Financial Services Group, Inc.		65,088
688	Prudential Financial, Inc.		64,335
1,858	Universal Insurance Holdings, Inc.		65,216
			194,639
	INTERNET - 3.3%
39	Amazon.com, Inc. *		66,292
5,507	Attunity Ltd. *		63,936
1,725	Blucora, Inc. *		63,825
793	CDW Corp.		64,066
13,961	Groupon, Inc. *		60,032
1,471	Mimecast Ltd. *		60,620
297	Palo Alto Networks, Inc. *		61,025
2,289	TechTarget, Inc. *		65,008
1,872	XO Group, Inc. *		59,904
1,899	Yandex NV *		68,174
			632,882
	IRON/STEEL - 0.3%
1,831	Ternium SA - ADR		63,755

	LODGING - 0.4%
394	Wynn Resorts Ltd.		65,932

	MACHINERY-CONSTRUCTION & MINING - 0.3%
878	Oshkosh Corp.		61,741

	MINING - 1.0%
1,438	Alcoa Corp. *		67,413
6,193	Constellium NV *		63,788
9,901	Gold Resource Corp.		65,248
			196,449
	MISCELLANEOUS MANUFACTURING - 0.3%
2,500	Harsco Corp. *		55,250

	OFFICE FURNISHINGS - 0.3%
2,926	Knoll, Inc.		60,890

	OFFICE BUSINESS EQUIPMENT - 0.3%
429	Zebra Technologies Corp. *		61,454

	OIL & GAS - 4.8%
1,010	Continental Resources, Inc. *		65,408
1,745	CVR Energy, Inc.		64,548
2,990	CVR Refining LP		66,827
3,306	Geopark Ltd. *		68,236
7,966	Lonestar Resources US, Inc. *		67,233
1,980	Murphy Oil Corp.		66,865
772	Murphy USA, Inc. *		57,352
23,613	Northern Oil and Gas, Inc. *		74,381
1,542	PBF Energy, Inc.		64,656
1,061	PDC Energy, Inc. *		64,137
761	Penn Virginia Corp. *		64,601
2,659	Sunoco LP		66,369
1,234	Whiting Petroleum Corp. *		65,056
2,418	WildHorse Resource Development Corp. *		61,320
			916,989
	OIL & GAS SERVICES - 1.0%
14,178	Profire Energy, Inc. *		47,922
6,831	Superior Energy Services, Inc. *		66,534
15,267	TETRA Technologies, Inc. *		67,938
			182,394
	PHARMACEUTICALS - 1.9%
723	AmerisourceBergen Corp.		61,650
1,201	Herbalife Nutrition Ltd. *		64,518
452	McKesson Corp.		60,297
554	USANA Health Sciences, Inc. *		63,876
2,810	Valeant Pharmaceuticals International, Inc. *		65,304
724	Zoetis, Inc. *		61,678
			377,323
	PIPELINES - 0.7%
5,169	NGL Energy Partners LP		64,613
2,703	Plains GP Holdings LP		64,629
			129,242
	REAL ESTATE - 0.4%
1,393	CBRE Group, Inc. *		66,502
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares			Fair Value
	COMMON STOCK (Continued) - 49.8%
	RETAIL - 5.2%
2,788	American Eagle Outfitters, Inc.		$64,821
905	Asbury Automotive Group, Inc. *		62,038
407	Burlington Stores, Inc. *		61,266
2,540	Cato Corp.		62,535
7,723	Container Store Group, Inc. *		64,950
603	Five Below, Inc. *		58,919
891	Kohl's Corp.		64,954
482	Lululemon Athletica, Inc. *		60,178
1,233	Movado Group, Inc.		59,554
12,105	New York & Co., Inc. *		61,978
1,989	Shoe Carnival, Inc. *		64,543
2,464	Tailored Brands, Inc.		62,881
796	Tractor Supply Co.		60,886
1,390	Urban Outfitters, Inc. *		61,925
4,385	Vera Bradley, Inc. *		61,565
2,302	Zumiez, Inc. *		57,665
			990,658
	SEMICONDUCTORS - 2.3%
1,753	Entegris, Inc.		59,427
2,687	Kulicke & Soffa Industries, Inc.		64,004
775	Mellanox Technologies Ltd. *		65,333
1,234	Micron Technology, Inc. *		64,711
1,641	Nanometrics, Inc. *		58,108
252	NVIDIA Corp.		59,699
1,074	QUALCOMM, Inc.		60,273
			431,555
	SOFTWARE - 3.3%
254	Adobe Systems, Inc. *		61,928
5,443	Allscripts Healthcare Solutions, Inc. *		65,316
1,782	Altair Engineering, Inc. *		60,909
12,722	Avid Technology, Inc. *		66,154
1,948	Computer Programs & Systems, Inc.		64,089
10,321	Glu Mobile, Inc. *		66,158
302	Intuit, Inc.		61,700
3,039	LivePerson, Inc. *		64,123
2,775	Simulations Plus, Inc.		61,744
754	Synopsys, Inc. *		64,520
			636,641
	TELECOMMUNICATIONS - 0.3%
17,790	Ceragon Networks Ltd. *		63,510

	TRANSPORTATION - 1.6%
3,912	Genco Shipping & Trading Ltd. *		60,636
17,790	Safe Bulkers, Inc. *		60,486
4,333	Star Bulk Carriers Corp. *		55,722
2,337	Universal Logistics Holdings, Inc.		61,346
6,417	YRC Worldwide, Inc. *		64,491
			302,681
	TRUCKING & LEASING - 0.3%
4,434	Fly Leasing Ltd. *		62,475

	TOTAL COMMON STOCK (Cost - $9,403,608)		9,503,580

	EXCHANGE TRADED FUNDS - 37.3%
	EQUITY FUNDS - 37.3%
26,273	SPDR S&P 500 ETF Trust		7,127,339
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,808,524)
Principal
	U.S. GOVERNMENT OBLIGATIONS - 7.7%
$1,500,000	United States Treasury Bill, 2.020% due 2/28/2019 #		1,478,662
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,480,077)
Shares
	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET FUND - 3.5%
498,308	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 1.77% **		498,308
172,645	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.57% **		172,645
	TOTAL SHORT-TERM INVESTMENT (Cost - $670,953)		670,953

	TOTAL INVESTMENTS - 98.3% (Cost - $18,363,162) (a)		$18,780,534
	OTHER ASSETS LESS LIABILITIES - 1.7%		316,446
	NET ASSETS - 100.0%		$19,096,980

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities is $18,363,162 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$706,662
		Unrealized depreciation:	(289,290)
		Net unrealized appreciation	$417,372

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future Sep 2018			Goldman Sachs	5	9/21/2018	$680,400	$(13,600)

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	2.57320%	6/20/2019	67,750	$7,416,051	$(302,675)
GS Client Global Stock Long Basket 2 ***	Goldman Sachs	USD	2.58363%	7/24/2019	63,962	6,941,553	(84,113)
SPDR S&P 500 ETF TRUST	JP Morgan	USD	2.53363%	11/14/2018	6,677	1,842,652	(31,315)
							$(418,103)
Short
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	1.47325%	6/20/2019	66,619	$7,320,029	$269,642
GS Client Global Stock Short Basket 2 ***	Goldman Sachs	USD	1.48363%	7/24/2019	63,271	696,960	71,179
JP Morgan U.S. Short Index Basket ***	JP Morgan	USD	1.61000%	11/14/2018	88,709	9,751,372	208,058
							$548,879

*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30 2018

Shares			Fair Value
	EXCHANGE TRADED FUNDS - 5.6%
	EQUITY FUNDS - 5.6%
18,445	VanEck Vectors High-Yield Municipal Index ETF		$580,464
	TOTAL EXCHANGE TRADED FUNDS (Cost - $578,712)

	MUTUAL FUNDS - 94.0%
	DEBT FUND- 94.0%
190,962	Lord Abbett High Yield Municipal Bond Fund		2,281,992
229,939	MainStay MacKay High Yield Municipal Bond Fund		2,890,337
146,451	Nuveen High Yield Municipal Bond Fund		2,524,810
42,740	Oppenheimer Rochester High Yield Municipal Fund		314,137
184,438	PIMCO High Yield Municipal Bond Fund		1,674,696
	TOTAL MUTUAL FUNDS (Cost - $9,650,132)		9,685,972

	SHORT-TERM INVESTMENT - 5.8%
	MONEY MARKET FUND - 5.8%
591,170	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.70% *		591,170
	TOTAL SHORT-TERM INVESTMENTS (Cost - $591,170)

	TOTAL INVESTMENTS - 105.4% (Cost - $10,820,014) (a)		$10,857,606
	LIABILITIES LESS OTHER ASSETS - (5.4) %		(557,969)
	NET ASSETS - 100.0%		$10,299,637

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,820,014 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$37,592
		Unrealized depreciation:	-
		Net unrealized appreciation	$37,592

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2018 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$338,895,474	$-	$-	$338,895,474
U.S Government Obligations	-	33,202,764	-	33,202,764
Short Term Investments	6,407,237	-	-	6,407,237
Total	$345,302,711	$33,202,764	$-	$378,505,475
Liabilities*
Long Future Contracts	$24,530	$-	$-	$24,530
Long Total Return Swaps	-	650,857	-	650,857
Total	$24,530	$650,857	$-	$675,387

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$14,112,501	$-	$-	$14,112,501
Exchange Traded Funds	8,799,238	-	-	8,799,238
U.S Government Obligations	-	2,567,596	-	2,567,596
Short Term Investments	2,832,381	-	-	2,832,381
Short Total Return Swaps	-	637,096	-	637,096
Total	$25,744,120	$3,204,692	$-	$28,948,812
Liabilities*
Securities Sold Short	$6,950,646	$-	$-	$6,950,646
Long Futures Contracts	286,068	-	-	286,068
Long Total Return Swaps	-	544,610	-	544,610
Total	$7,236,714	$544,610	$-	$7,781,324

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$9,503,580	$-	$-	$9,503,580
Exchange Traded Funds	7,127,339	-	-	7,127,339
U.S. Government Obligations	-	1,478,662	-	1,478,662
Short Term Investments	670,953	-	-	670,953
Short Total Return Swaps	-	548,879	-	548,879
Total	$17,301,872	$2,027,541	$-	$19,329,413
Liabilities*
Long Futures Contract	$13,600	$-	$-	$13,600
Long Total Return Swaps	-	418,103	-	418,103
Total	$13,600	$418,103	$-	$431,703

Counterpoint Tactical Municipal Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$580,464	$-	$-	$580,464
Mutual Funds	9,685,972	-	-	9,685,972
Short Term Investments	591,170	-	-	591,170
Total	$10,857,606	$-	$-	$10,857,606
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.
Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/24/2018

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/24/2018